Equity Incentive Plans - Company's Equity Incentive Plans (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended				3 Months Ended				4 Months Ended	7 Months Ended	8 Months Ended				12 Months Ended
	Feb. 27, 2019	Mar. 01, 2018	Feb. 27, 2018	Feb. 22, 2017	Apr. 09, 2018	Mar. 30, 2017	Apr. 13, 2016	Apr. 13, 2015	May 09, 2016	Jul. 31, 2016	Aug. 27, 2018	Aug. 22, 2018	Aug. 22, 2017	Sep. 12, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted															672,500	944,000	1,035,000
Number of shares vested during the period															809,500	1,049,000	783,545
Dividends on non-vested shares															$ 0	$ 0	$ 0
Share based compensation															$ 8,072	$ 9,267	$ 4,166
Number of options granted															0	0	0
Total unrecognised compensation cost relating to non-vested share option															$ 189
Total unrecognised compensation cost relating to restricted share awards															$ 784
Weighted average remaining term for non-vested share option awards															1 year 3 months 11 days
Weighted average remaining term for non-vested restricted share awards															1 year 9 months 18 days
Total fair value of shares vested during the period															$ 10,745	$ 12,023	$ 3,580
Number of shares unvested															143,000	280,000	385,000	135,230
Directors And Officers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted														345,000
Grant date fair value														$ 4.94
Number of shares vested during the period		40,000				305,000
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted					276,000
Grant date fair value					$ 10.51
Number of shares vested during the period											276,000
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted								104,250
Option exercise price								$ 27.5
Fair value assumptions - Expected term								5 years
Fair value assumptions - Expected volatility rate								59.274%
Fair value assumptions - Risk free interest rate								1.30%
Equity Incentive Plan 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance								280,000
Number of shares granted								135,230
Grant date fair value								$ 17.75
Number of shares vested during the period							135,230
Equity Incentive Plan 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance									940,000
Number of shares granted									690,000
Grant date fair value									$ 3.75
Number of shares vested during the period		40,000								650,000
Equity Incentive Plan 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance				950,000
Number of shares granted				944,000
Grant date fair value				$ 9.59
Number of shares vested during the period												200,000	744,000
Equity Incentive Plan 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance			700,000
Number of shares granted			396,500
Grant date fair value			$ 12.49
Equity Incentive Plan 2018 | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares vested during the period											253,500
Equity Incentive Plan 2018 | Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting date															Feb. 27, 2021
Number of shares unvested															71,500
Equity Incentive Plan 2018 | Subsequent Event | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares vested during the period	71,500